Capital Adequacy Ratios of MHFG MHBK and MHTB (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Total risk-based capital:
Actual	¥ 2,255,405
Common Equity Tier 1 capital:
Required	4.50%	4.00%		3.50%
Total risk-based capital:
Required	120.00%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required	¥ 2,574,000	¥ 2,113,000	[1]
Actual	5,966,000	5,387,000
Tier 1 capital:
Required	3,432,000	2,905,000	[1]
Actual	6,943,000	6,525,000
Total risk-based capital:
Required	4,576,000	4,226,000	[1]
Actual	¥ 8,754,000	¥ 8,181,000	[1]
Common Equity Tier 1 capital:
Required	4.50%	4.00%
Actual	10.42%	10.19%	[1]
Tier 1 capital:
Required	6.00%	5.50%
Actual	12.13%	12.35%	[1]
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.30%	15.48%	[1]
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	¥ 2,519,000	¥ 2,072,000
Actual	5,787,000	5,260,000
Tier 1 capital:
Required	3,359,000	2,849,000
Actual	6,728,000	6,370,000
Total risk-based capital:
Required	4,479,000	4,144,000
Actual	¥ 8,598,000	¥ 8,072,000
Common Equity Tier 1 capital:
Required	4.50%	4.00%
Actual	10.33%	10.15%
Tier 1 capital:
Required	6.00%	5.50%
Actual	12.01%	12.29%
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.35%	15.58%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	¥ 2,934,000	¥ 2,411,000
Actual	6,153,000	5,304,000
Tier 1 capital:
Required	3,912,000	3,315,000	[1]
Actual	7,500,000	6,845,000
Total risk-based capital:
Required	5,215,000	4,822,000	[1]
Actual	¥ 9,508,000	¥ 8,656,000
Common Equity Tier 1 capital:
Required	4.50%	4.00%
Actual	9.43%	8.80%	[1]
Tier 1 capital:
Required	6.00%	5.50%
Actual	11.50%	11.35%
Total risk-based capital:
Required	8.00%	8.00%
Actual	14.58%	14.36%	[1]
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required	¥ 120,000	¥ 103,000
Actual	444,000	379,000
Tier 1 capital:
Required	160,000	141,000
Actual	444,000	379,000
Total risk-based capital:
Required	213,000	205,000
Actual	¥ 512,000	¥ 457,000
Common Equity Tier 1 capital:
Required	4.50%	4.00%
Actual	16.67%	14.76%
Tier 1 capital:
Required	6.00%	5.50%
Actual	16.68%	14.76%
Total risk-based capital:
Required	8.00%	8.00%
Actual	19.21%	17.80%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	¥ 117,000	¥ 101,000
Actual	437,000	375,000
Tier 1 capital:
Required	156,000	139,000
Actual	437,000	375,000
Total risk-based capital:
Required	208,000	203,000
Actual	¥ 503,000	¥ 451,000
Common Equity Tier 1 capital:
Required	4.50%	4.00%
Actual	16.79%	14.76%
Tier 1 capital:
Required	6.00%	5.50%
Actual	16.79%	14.76%
Total risk-based capital:
Required	8.00%	8.00%
Actual	19.33%	17.79%

[1]	Certain amounts and ratios as of March 31, 2014 were restated due to a revision of a risk weighted asset of a certain subsidiary of MHFG. The difference between the amounts restated and the amounts previously reported ranged from ¥1 billion to ¥33 billion. The difference between the ratios restated and the ratios previously reported ranged from 0.01% to 0.12%.